Debt (Details Narrative Three) - USD ($)					1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	Sep. 24, 2024	Sep. 23, 2024	Sep. 05, 2024	Feb. 05, 2024	Oct. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021	Oct. 10, 2022
Aggregate principal amount				$ 4,500,000
Loss on extinguishment of debt								$ (6,000)	$ (1,770,000)	$ 2,402,732	$ 1,071,563
CPBF Securities Purchase Agreement [Member]
Long-Term Debt, Gross		$ 2,000,000.0
Term Note [Member] | Loan agreement with cpbf Lending Llc [Member]
Interest expense											851,000
Interest expense debt											773,000
Debt related commitement fees and debt issuance costs											$ 79,000
Convertible Debt [Member] | Loan agreement with cpbf Lending Llc [Member]
Effective interest rate percentage											16.00%
Interest expense											$ 350,430
Interest expense debt											325,818
Debt related commitement fees and debt issuance costs											$ 24,612
2024 CP BF Convertible Note [Member]
Debt instrument, interest rate		15.50%
Debt instrument conversion price per share		$ 778.00
Aggregate principal amount		$ 10,800,000					$ 2,840,000			2,840,000
Loss on extinguishment of debt			$ 6,500,000
Debt instrument, maturity date		Feb. 19, 2027
Debt instrument, increase in interest rate of an event of default		20.00%
Exit fee, percentage		1.00%
2024 CPBF Convertible Note [Member]
Debt instrument, interest rate		15.50%
Debt instrument conversion price per share		$ 778.00
Aggregate principal amount		$ 10,758,775
Loss on extinguishment of debt			$ 6,529,402
Debt instrument, maturity date		Feb. 19, 2027
Debt instrument, increase in interest rate of an event of default		20.00%
Exit fee, percentage		1.00%
CPBF Lending LLC [Member]
Debt Instrument, covenant compliance description								For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets			For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.
Shares issued upon conversion of option, value					$ 216,284		165,461
Proceeds from issuance of private placement	$ 4,600,000
CPBF Lending LLC [Member] | Term Note [Member]
Debt instrument, interest rate												14.00%
Frequency of periodic interest payment												monthly
Paid in kind interest												1.50%
Effective interest rate percentage											16.00%
CPBF Lending LLC [Member] | Convertible Debt [Member]
Paid in kind interest												15.50%
Debt instrument conversion price per share								$ 50.00				$ 1,336.40
CPBF Lending LLC [Member] | First Amendment Convertible Note [Member]
Aggregate principal amount													$ 321,345
CPBF Lending LLC [Member] | 2024 CP BF Convertible Note [Member]
Effective interest rate percentage								15.40%
Interest expense								$ 194		335
CPBF Lending LLC [Member] | 2024 CP BF Convertible Note [Member] | Side Letter to the Loan Agreement [Member]
Debt instrument, convertible terms								On September 5, 2024, the Company entered into a side letter to the loan agreement with CP BF whereby the Company agreed to consolidate the Term Note, CP BF Convertible Note and First Amendment Convertible Note (combined the “Old CP BF Notes”) into a single convertible note (the “2024 CP BF Convertible Note”)
CPBF Lending LLC [Member] | 2024 CPBF Convertible Note [Member]
Aggregate principal amount							$ 2,840,677			$ 2,840,677
Effective interest rate percentage							15.40%			15.40%
Percentage of capital stock issued	20.00%
Cash proceeds from issuance of convertible notes	$ 3,000,000
CPBF Lending LLC [Member] | 2024 CPBF Convertible Note [Member] | Side Letter to the Loan Agreement [Member]
Debt instrument, convertible terms						On September 5, 2024, the Company entered into a side letter to the loan agreement with CP BF whereby the Company agreed to consolidate the Term Note, CP BF Convertible Note and First Amendment Convertible Note (combined the “Old CP BF Notes”) into a single convertible note (the “2024 CP BF Convertible Note”).
Common Class A [Member] | Maximum [Member]
Warrants issued		2,828
Common Class A [Member] | CPBF Securities Purchase Agreement [Member]
Share issued		1,305
Common Class A [Member] | CPBF Lending LLC [Member]
Percentage of owned, related party			16.00%								16.00%
Share issued			350		278		3,135
Common stock price per share					$ 778.00
Common Class A [Member] | CPBF Lending LLC [Member] | Maximum [Member]
Common stock price per share							$ 55.00			$ 55.00
Gem Agreement [Member]
Shares issuable under the terms of promissory note				10,000
Aggregate principal amount				$ 1,000,000.0
Gem Agreement [Member] | Common Class A [Member]
Shares issuable under the terms of promissory note				10,000							950